FAIR VALUE MEASUREMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value measured on recurring basis

The following table sets forth the Company’s financial liabilities that were measured at fair value, on a recurring basis:

	September 30, 2022
	Level 1	Level 2	Level 3	Total

LBF earn-out consideration(1)	—	$—	$21	$21
Warrant liability - private warrants(2)	$—	$—	$502	$502
Totally liabilities	—	—	523	523

	December 31, 2021
	Level 1	Level 2	Level 3	Total

Liabilities
LBF earn-out consideration(1)	$—	$—	$597	$597
(1)	The LBF earn-out consideration represents arrangements to pay the former owners of LBF Travel, Inc. (“LBF”) acquired by Mondee in 2019. The undiscounted maximum payment under the arrangement is $2,700 in aggregate at the end of fiscal year 2021 and nine months ended September 30, 2022. As of September 30, 2022, no payments were made as the LBF did not meet the EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization) threshold required. Earn-out consideration is included in accrued expenses and other current liabilities on the Company’s Condensed Consolidated Balance Sheets.
(2)	On February 1, 2021, with the closing of the IPO, ITHAX consummated the sale of 675,000 private placement units, including the exercise by the underwriters of their over-allotment option. As of September 30, 2022, the Company had 232,500 Private Placement Warrants outstanding.

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis:

December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Restricted cash and cash equivalents(1)	—	—	—	—
Total assets	$—	$—	$—	$—
Liabilities
Earn-out consideration(2)	—	$—	$597	$597

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Restricted cash and cash equivalents(1)	100	—	—	100
Total assets	$100	$—	$—	$100
Liabilities
Earn-out consideration(2)	$—	$—	$332	$332
(1)	Includes money market funds that are highly liquid investments with maturity periods of three months or less.
(2)	The earn-out consideration represents arrangements to pay the former owners of LBF, acquired by Mondee in 2019. The undiscounted maximum payment under the arrangement is $2,700 in aggregate at the end of fiscal year 2021 and 2022. Earn-out consideration is included in accrued expenses and other current liabilities on the Company’s consolidated balance sheets.

Schedule of changes in the fair value of warrant liabilities

The following tables summarizes the fair value adjustments for earn-out consideration and private warrant liability measured using significant unobservable inputs (level 3):

Earn-out consideration

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Balance, beginning of period	$2	$526	$597	$332
Change in the estimated fair value of LBF earn-out consideration	19	(17)	(576)	177
Balance, end of the period	$21	$509	$21	$509

Private warrant liability

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Warrants recognized upon closing of reverse recapitalization	1,721	—	1,721	—
Transfer of Private Warrants to Public Warrants	(536)	—	(536)	—
Change in the estimated fair value of warrants	(683)	—	(683)	—
Balance, end of the period	$502	$—	$502	$—

The following table summarizes the fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3) (in thousand):

	For the Year Ended December 31,
	2021	2020
Balance, beginning of year	$332	$398
Change in the estimated fair value of earn-out consideration	265	(66)
Balance, end of year	$597	$332